Stockholders' Equity (Details - Estimated fair values of the compensation) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Minimum [Member]
DisclosureLineElements [Line Items]
Derived service period	6 months 3 days
Risk-free interest rate	3.62%
Stock price at valuation date	$ 5.66
Expected average volatility	108.50%
Minimum [Member] | First Capitalization Thresholder [Member]
DisclosureLineElements [Line Items]
Share price	$ 6.85
Minimum [Member] | Second Capitalization Thresholder [Member]
DisclosureLineElements [Line Items]
Share price	8.56
Minimum [Member] | Third Capitalization Thresholder [Member]
DisclosureLineElements [Line Items]
Share price	11.42	$ 23.82
Minimum [Member] | Fourth Capitalization Thresholder [Member]
DisclosureLineElements [Line Items]
Share price	$ 14.27	28.56
Maximum [Member]
DisclosureLineElements [Line Items]
Derived service period	1 year 18 days
Risk-free interest rate	3.97%
Stock price at valuation date	$ 12.00
Expected average volatility	151.00%
Maximum [Member] | First Capitalization Thresholder [Member]
DisclosureLineElements [Line Items]
Share price	$ 14.28
Maximum [Member] | Second Capitalization Thresholder [Member]
DisclosureLineElements [Line Items]
Share price		$ 19.02